INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS	INTANGIBLE ASSETS
The intangible assets are as follows:

(in thousands of U.S. dollars)	December 31, 2023	December 31, 2022

Placement fees	$1,564	$2,189
Customer relationship intangible	1,673	2,187
Contractual development fees	1,941	2,717
Intangible assets	$5,178	$7,093
Intangible assets represent future management fees, development fees and commissions that Tricon expects to receive over the life of the assets and Investment Vehicles that the Company manages. They are amortized over the estimated periods that the Company expects to collect these fees, which range from two to thirteen years. Amortization expense for the year ended December 31, 2023 was $1,915 (2022 - $2,231).

(in thousands of U.S. dollars)
For the year ended December 31, 2023	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$2,189	$—	$(625)	$—	$1,564
Customer relationship intangible	2,187	—	(514)	—	1,673
Contractual development fees	2,717	—	(776)	—	1,941
Intangible assets	$7,093	$—	$(1,915)	$—	$5,178

(in thousands of U.S. dollars)
For the year ended December 31, 2022	Opening	Additions	Amortization expense	Translation adjustment	Ending

Placement fees	$2,814	$—	$(625)	$—	$2,189
Customer relationship intangible	2,701	—	(514)	—	2,187
Contractual development fees	3,809	—	(1,092)	—	2,717
Intangible assets	$9,324	$—	$(2,231)	$—	$7,093